UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06/30/08

Check here if Amendment []; Amendment Number:
This Amendment (Check only one): [] is a restatement.
                                 [] adds new holding entries.

Institutional Investment Manager Filing this Report:
Name:      Laurel Grove Capital, LLC
Address:   1801 Avenue of the Stars, #1000
           Los Angeles, CA 90067

Form 13F File Number: 28-12118

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:  Leora Garner
Title: President
Phone: 310-789-0000

Signature, Place, and Date of Signing:

     Leora Garner	        Los Angeles, CA		  07/22/08
     [Signature]             [City, State]           [Date]

Report Type(Check only one):

[x] 13F HOLDINGS REPORT.

[ ] 13F NOTICE.

[ ] 13F COMBINATION REPORT.

FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   72

Form 13F Information Table Value Total:   103,027
                                        (thousands)

List of Other Included Managers:


Provide a numbered list of the names(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Blackrock Core Bond Trust      SHS BEN INT      09249e101     1029 88100.000SH       SOLE                78100.000         10000.000
3M Company                     COM              88579y101      511     7350 SH       SOLE                     6250              1100
AT&T Inc.                      COM              00206r102      679    20143 SH       SOLE                    19043              1100
Abercrombie & Fitch            CL A             002896207     1003    16000 SH       SOLE                    15600               400
Allergan                       COM              018490102      648    12450 SH       SOLE                    11550               900
American Express               COM              025816109     1907    50630 SH       SOLE                    48980              1650
Apache Corp                    COM              037411105     2266    16300 SH       SOLE                    15500               800
Apple Inc                      COM              037833100     3156    18850 SH       SOLE                    17975               875
BHP Billiton ADR               SPONSORED ADR    05545E209      481     5650 SH       SOLE                     5200               450
Berkshire Hathaway A           CL A             084670108     1449       12 SH       SOLE                        9                 3
Berkshire Hathaway B           CL B             084670207     6066     1512 SH       SOLE                     1412               100
Boeing Co                      COM              097023105     1945    29600 SH       SOLE                    28100              1500
Burlington Northern Santa Fe   COM              12189T104     1643    16450 SH       SOLE                    15700               750
C.H. Robinson Worldwide        COM NEW          12541w209     2133    38900 SH       SOLE                    37700              1200
Chevron                        COM              166764100     3584    36153 SH       SOLE                    33719              2434
Cisco Systems Inc              COM              17275R102     2343   100733 SH       SOLE                    93468              7265
City National Corp             COM              178566105      299     7114 SH       SOLE                     5714              1400
Colonial Properties Trust      COM SH BEN INT   195872106      905    45206 SH       SOLE                    41956              3250
Companhia Vale Do Rio ADR      SPONSORED ADR    204412209     2133    59550 SH       SOLE                    55550              4000
ConocoPhillips                 COM              20825c104     2789    29550 SH       SOLE                    27950              1600
Consolidated Tomoka Land       COM              210226106      410     9751 SH       SOLE                     9751
Costco Wholesale Corp          COM              22160K105     2011    28675 SH       SOLE                    26675              2000
Dentsply International         COM              249030107     1803    49007 SH       SOLE                    44407              4600
Ebay Inc                       COM              278642103     1203    44000 SH       SOLE                    41600              2400
Expeditors Intl Wash           COM              302130109     4483   104257 SH       SOLE                    97207              7050
Express 1 Expedited Solutions  COM              30217Q108       24    21000 SH       SOLE                    21000
Exxon Mobil                    COM              30231g102     3166    35930 SH       SOLE                    33397              2533
FedEx Corporation              COM              31428x106      666     8450 SH       SOLE                     8050               400
Gabelli Global Gold Nat Res In SHS BN INT       36244N109      788    26394 SH       SOLE                    25694               700
Genco Shipping & Trading Ltd   SHS              Y2685T107     1161    17800 SH       SOLE                    17400               400
General Dynamics               COM              369550108     3376    40093 SH       SOLE                    37993              2100
General Electric Co            COM              369604103     1727    64714 SH       SOLE                    58302              6412
Goldman Sachs                  COM              38141g104     1369     7825 SH       SOLE                     7525               300
Google Inc                     CL A             38259P508      862     1637 SH       SOLE                     1565                72
Home Depot Inc                 COM              437076102      390    16655 SH       SOLE                    16455               200
IBM                            COM              459200101      296     2500 SH       SOLE                     2500
Jacobs Engineering Group Inc   COM              469814107     1856    23000 SH       SOLE                    22350               650
Johnson & Johnson              COM              478160104     3236    50290 SH       SOLE                    46070              4220
Leucadia National              COM              527288104     3373    71850 SH       SOLE                    67950              3900
Manulife Financial Corp        COM              56501r106      347    10000 SH       SOLE                    10000
McDonalds Corp                 COM              580135101     1546    27508 SH       SOLE                    26758               750
Mission West Properties        COM              605203108      370    33721 SH       SOLE                    30121              3600
Novartis AG ADR                SPONSORED ADR    66987v109     1296    23550 SH       SOLE                    21750              1800
Paychex, Inc                   COM              704326107     1417    45300 SH       SOLE                    42000              3300
Pengrowth Energy               TR UNIT NEW      706902509      290    14400 SH       SOLE                    12400              2000
Pepsico Incorporated           COM              713448108      312     4900 SH       SOLE                     4900
Petroleo Brasileiro ADR        SPONSORED ADR    71654V408      322     4550 SH       SOLE                     4350               200
Petroleo Brasileiro ADR Rep 2  SP ADR NON VTG   71654V101      209     3600 SH       SOLE                     3400               200
Plum Creek Timber              COM              729251108     2076    48600 SH       SOLE                    43200              5400
Procter & Gamble               COM              742718109      535     8795 SH       SOLE                     8795
Prologis                       SH BEN INT       743410102     1114    20500 SH       SOLE                    18231              2269
Public Storage Inc             COM              74460d109     1325    16400 SH       SOLE                    15450               950
Schlumberger Limited           COM              806857108      894     8322 SH       SOLE                     7472               850
Singapore Fund                 COM              82929L109      378    27300 SH       SOLE                    25700              1600
Spdr Gold Trust                GOLD SHS         78463V107     1348    14750 SH       SOLE                    13600              1150
St. Joe Company                COM              790148100      602    17550 SH       SOLE                    16250              1300
Stryker Corp                   COM              863667101     3062    48704 SH       SOLE                    45004              3700
Suncor Energy                  COM              867229106     2915    50150 SH       SOLE                    46050              4100
Swiss Helvetia Fund            COM              870875101      302    19901 SH       SOLE                    17422              2479
T. Rowe Price Group Inc        COM              74144T108      974    17250 SH       SOLE                    17050               200
Tata Motors ADR                SPONSORED ADR    876568502      208    20650 SH       SOLE                    20650
Teck Cominco Cl B              CL B             878742204      842    17550 SH       SOLE                    16700               850
Texas Instruments Inc          COM              882508104     1210    42985 SH       SOLE                    42035               950
U.S. Bancorp                   COM NEW          902973304     1979    70950 SH       SOLE                    67450              3500
United Technologies            COM              913017109     1934    31350 SH       SOLE                    30150              1200
Verizon Communications         COM              92343V104      661    18659 SH       SOLE                    18009               650
Wal-Mart Stores                COM              931142103      360     6400 SH       SOLE                     6200               200
Wells Fargo & Co               COM              949746101     1248    52550 SH       SOLE                    49450              3100
Wrigley (Wm) Jr                COM              982526105     2046    26300 SH       SOLE                    24950              1350
Zebra Technologies Cl A        CL A             989207105      757    23200 SH       SOLE                    21500              1700
iShares MSCI Japan Index       MSCI JAPAN       464286848      554    44450 SH       SOLE                    43050              1400
iShares MSCI-Singapore         MSCI SINGAPORE   464286673      424    34150 SH       SOLE                    32500              1650